DISCLOSURE OF OTHER INFORMATION (Details 1) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	$ 1,553,618	$ 1,103,618
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	131,893,786	125,042,124
Ordinary shares [member]
Statement [Line Items]
Number of Authorized Shares by Type of Capital in Ordinary Shares	131,893,786	125,042,124
Nominal Value of Shares by Type of Capital in Ordinary Shares	$ 11.7793	$ 8.826
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	$ 1,553,618	$ 1,103,618
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	131,893,786	125,042,124